ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Horizon Information
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Net current liabilities assumed:
Current assets	$920
Current liabilities	(1,338)
Total	$(418)
Intangible assets acquired:
Customer base	860	5.9 years
Goodwill	1,076
Deferred tax liability	(129)
Total	$1,807
Total consideration	$1,389

Schedule of unaudited pro forma information summarizing the results of operations
Years ended
December 31,
2010
(Unaudited)

Net revenues	$146,579
Net income	11,604
Net income per share
- Basic	$0.34
- Diluted	$0.32

Echo Lane
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Net tangible assets:
Current assets	$829
Current liabilities	(414)
Total	$415
Intangible assets acquired:
Customer base	670	6.8 years
Goodwill	1,854
Deferred tax liability	(228)
Total	$2,296
Total consideration	$2,711

Schedule of unaudited pro forma information summarizing the results of operations
Years ended
December 31,
2010
(Unaudited)

Net revenues	$147,152
Net income	11,878
Net income per share
- Basic	$0.35
- Diluted	$0.33

ISL
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Net tangible assets:
Current assets	$1,068
Current liabilities	(331)
Total	$737
Intangible assets acquired:
Customer base	380	5.5 years
Goodwill	1,217
Deferred tax liability	(160)
Total	$1,437
Total consideration	$2,174

Schedule of unaudited pro forma information summarizing the results of operations
Years ended
December 31,
2010
(Unaudited)

Net revenues	$149,292
Net income	11,623
Net income per share
- Basic	$0.34
- Diluted	$0.32

Besure
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed
		Estimated
		useful life

Intangible assets acquired:
Customer base	460	3.25 years
Trade name	810	5 years
Goodwill	3,463
Total	$4,733
Total consideration	$4,733

Schedule of unaudited pro forma information summarizing the results of operations
Years ended
December 31,
2010
(Unaudited)

Net revenues	$151,619
Net income	13,533
Net income per share
- Basic	$0.42
- Diluted	$0.37

Beans
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed
		Estimated
		useful life

Intangible assets acquired:
Customer relationship	$927	6 years
Goodwill	1,115
Total	$2,042
Total consideration	$2,042

Schedule of unaudited pro forma information summarizing the results of operations
Years ended
December 31,
2010
(Unaudited)

Net revenues	$149,665
Net income	12,106
Net income per share
- Basic	$0.36
- Diluted	$0.33

Business team of China-based IT service firms
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed
		Estimated
		useful life

Intangible assets acquired:
Contract backlog	$287	0.9 year
Customer relationship	666	4.9 years
Goodwill	1,547
Total consideration	$2,500

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$149,079	$219,197
Net income	9,828	17,715
Net income per share
- Basic	$0.26	$0.44
- Diluted	$0.27	$0.41

NouvEON
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Net liabilities assumed:
Current assets	$830
Current liabilities	(1,879)
Total	$(1,049)
Intangible assets acquired:
Customer relationship	3,300	4 years
Trademark	2,900	Indefinite
Backlog	283	1 year
Goodwill	10,930
Deferred tax liability	(2,204)
Total	$15,209
Total consideration	$14,160

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$159,380	$225,390
Net income	10,776	17,260
Net income per share
- Basic	$0.30	$0.43
- Diluted	$0.30	$0.40

HURO
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Net tangible assets:
Current assets	$4,375
Current liabilities	(3,825)
Total	$550
Intangible assets acquired:
Customer relationship	1,339	5 years
Contract backlog	856	1 year
Trade name	1,425	Indefinite
Non-compete clause	359	5 years
Goodwill	3,361
Deferred tax liability	(597)
Total	$6,743
Total consideration	$7,293

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$151,735	$222,856
Net income	11,541	17,514
Net income per share
- Basic	$0.34	$0.43
- Diluted	$0.32	$0.41

Logoscript
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Net tangible assets:
Assets	$1,592
Liabilities	(1,150)
Total	$442
Intangible assets acquired:
Customer relationship	233	3 years
Goodwill	794
Deferred tax liability	(70)
Total	$957
Total consideration	$1,399

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$222,836	$359,352
Net income	17,458	2,553
Net income per share
- Basic	$0.43	$0.05
- Diluted	$0.41	$0.05

Longhaul
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Intangible assets acquired:
Customer relationship	190	3.5 years
Contract backlog	27	0.25 years
Non-compete clause	262	4 years
Goodwill	1,015
Total	$1,494
Total consideration	$1,494

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$220,733	$359,322
Net income	17,858	2,583
Net income per share
- Basic	$0.44	$0.05
- Diluted	$0.42	$0.05

Glory
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Net tangible assets:
Current assets	$1,465
Current liabilities	(1,879)
Total	$(414)
Intangible assets acquired:
Customer relationship	959	5 years
Contract backlog	530	1 year
Trade name	2,149	Indefinite
Non-compete clause	225	5 years
Goodwill	3,746
Deferred tax liability	(579)
Total	$7,030
Total consideration	$6,616

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$223,225	$360,796
Net income	18,050	2,652
Net income per share
- Basic	$0.44	$0.06
- Diluted	$0.42	$0.05

Bearing Point
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life
Net tangible assets:
Assets	$6,729
Liabilities	(5,180)
Total	$1,549
Intangible assets acquired:
Customer relationship	1,845	5 years
Trade name	512	2 years
Goodwill	4,266
Deferred tax liability	(707)
Total	$5,916
Total consideration	$7,465

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$238,002	$368,538
Net income	17,690	2,484
Net income per share
- Basic	$0.44	$0.05
- Diluted	$0.41	$0.05

Newton
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life
Net tangible assets:
Assets	$936
Liabilities	(465)
Total	$471
Intangible assets acquired:
Acquired software	168	5years
Contract backlog	3	0.5 year
Customer relationship	434	5 years
Goodwill	557
Deferred tax liability	(169)
Total	$993
Total consideration	$1,464

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$221,197	$360,319
Net income	17,425	2,313
Net income per share
- Basic	$0.43	$0.05
- Diluted	$0.41	$0.05

VanceInfo
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life
Net tangible assets:
Cash	$31,717
Term deposits	35,032
Accounts receivable	155,885
Other current assets	13,525
Property, plant and equipment	53,400
Land use right	24,393
Deferred tax assets-non-current	866
Other non-current assets	4,254
Current liabilities	(75,530)
Other non-current liabilities	(6,185)
Total	237,357

Intangible assets acquired:
Customer relationship	11,540	4-6years
Trade name	27,840	2 years- indefinite
Software technology	2,290	4 - 5 years
Contract backlog	910	2 years
Non-compete agreement	1,400	1 - 4 years
Goodwill	54,407
Deferred tax liability	(8,966)
Total	89,421
Total consideration	$326,778

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$502,126	$673,266
Net income/(loss)	39,532	1,807
Net income/(loss) per share
- Basic	$0.47	$0.02
- Diluted	$0.45	$0.02

Schedule of total consideration
Issuance of common shares	42,517
Closing price on transaction date	$7.49
Stock consideration	$318,451
Fair value of vested VanceInfo stock options and RSU	$8,327
Total consideration	$326,778